Asset Retirement Obligation (Schedule Of Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation [Abstract]
Current Portion	$ 33	$ 46
Long-Term Portion	936	875
Asset Retirement Obligation, Total	$ 969	$ 921	$ 820